Debt - brazil (Details) € in Millions, R$ in Billions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 12,901		€ 15,597	€ 14,528	€ 17,971
Undrawn borrowing facilities	7,600			7,700
Brazil Loans
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 1,800			2,300
Long-term Brazil Credit Facilities | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term	1 year
Long-term Brazil Credit Facilities | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term	2 years
Subsidized Brazil Loans
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 1,100			1,400
Subsidized Brazil Loans, Construction Of Plant In Pernambuco
Disclosure of detailed information about borrowings [line items]
Debt and Other	800			1,000
Maximum amount available under credit facility	1,500	R$ 6.5
Undrawn borrowing facilities	€ 100			€ 100